Basis of presentation (Details) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Aug. 04, 2025
Business combination
Interest expense	$ 67,028	$ 14,563	$ 4,884	$ 86,474
IC'Alps SAS
Business combination
Percentage of issued and outstanding shares acquired					100.00%